Subsequent Events (Details) - USD ($)			1 Months Ended
	Feb. 03, 2021	Oct. 09, 2020	Jan. 28, 2021	Dec. 29, 2020	Dec. 01, 2020	Nov. 18, 2020	Oct. 31, 2020
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Service cost		$ 217,934,637
Additional shares of common stock (in Shares)						2,678,571
Additional warrants (in Shares)						2,678,571
Percentage of outstanding common stock						5.00%
Fair value of sale of additional common shares						$ 28,700,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Refinancing loan, description					(the “Effective Date”), we entered into a term loan agreement (the “Term Loan Agreement”) among the Company, Newco, and certain of Newco’s subsidiaries, as borrowers (collectively, the “Borrowers”), and Aquarian Credit Funding LLC (“Aquarian”), as lead arranger, administrative agent, collateral agent and representative of the lenders party thereto (the “Lenders”), pursuant to which we borrowed $40.0 million from the Lenders (the “Term Loan”). The term of the Term Loan Agreement is 12 months from the Effective Date (the “Term”). The Term Loan will bear interest at a fixed rate equal to 10.0% per annum, payable monthly in advance on the outstanding amount of the Term Loan during the Term.On the Effective Date, we used approximately $4.04 million from the Term Loan to prefund an amount equal to the cash interest on the Term Loan for the entire Term into an account controlled by Aquarian. We used approximately $23.3 million from the Term Loan to pay the outstanding balance and fees under the Company’s bridge loan, dated March 20, 2018, among the Company, various lenders party thereto and GACP Finance Co., LLC (“Bridge Loan”).
Liquidity covenant					$ 7,500,000
Proceeds from term deposit					$ 10,900,000
Percentage of ownership					100.00%
Guaranteed term loan					$ 22,300,000
Term loan, description					The Guaranty will terminate upon the occurrence of any of the following events: (i) the payment in full of all obligations under the Term Loan Agreement; (ii) IRGMH or any of its affiliates purchases a portion of the Term Loan pursuant to a written agreement mutually acceptable to Aquarian, the required Lenders and IRGMH (whether in the form of a co-lender arrangement or participation) in an amount equal to or greater than the amount guaranteed by IRGMH under the Guaranty; or (iii) Borrowers deposit in the Proceeds Account net cash proceeds from additional permitted equity issuances and/or permitted indebtedness in an amount equal to or greater than $25 million.
Purchase price	$ 1,750,000
Forecast [Member] | December 2020 Private Placement [Member]
Subsequent Events (Details) [Line Items]
Number of shares issued (in Shares)				10,813,774
Forecast [Member] | Series C Warrants [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share)					$ 1.40
Aggregate purchase price					$ 15,239,653
Warrants to purchase common stock, shares (in Shares)					10,036,925
Warrant exercisable (in Shares)					10,036,925
Forecast [Member] | Private Placement [Member]
Subsequent Events (Details) [Line Items]
Aggregate purchase price			$ 15,000,000
Forecast [Member] | New Private Placement Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share)			$ 6.90
Aggregate liquidation preference			$ 15,000,000
Percentage of liquidation preference			50.00%
7.00% Series A Cumulative Redeemable Preferred Stock [Member[ | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Number of shares issued (in Shares)							1,800
Price per share (in Dollars per share)							$ 1,000
Aggregate purchase price							$ 1,800,000
Origination fee percentage							2.00%
November 2020 Offering [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Number of shares issued (in Shares)						17,857,142
Price per share (in Dollars per share)						$ 1.40
Series B Warrants [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share)						$ 1.40
Warrant expiration term						5 years